LONG-TERM INCENTIVE COMPENSATION (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) item $ / shares	Jan. 02, 2016 USD ($) shares	Jan. 03, 2015 USD ($) shares
Stock-Based Compensation
Stock option granted | shares		0	0
Weighted-average fair value per share of options granted | $ / shares	$ 14.17
Total intrinsic value of stock options exercised	$ 31.7	$ 43.3	$ 15.4
Tax deductions associated with option exercises	11.3	15.6	5.3
Proceeds from exercises of stock options, net	$ 71.0	104.0	34.2
Weighted average assumptions
Risk-free interest rate	1.75%
Expected stock price volatility	24.58%
Expected dividend yield	2.58%
Expected option term	6 years 6 months
Continuing operations | Marketing, general and administrative expense
Stock-Based Compensation
Stock-based compensation expense	$ 27.2	26.3	28.3
Tax benefit related to Stock-based compensation	8.5	8.2	10.5
Long-term incentive units | Continuing operations | Marketing, general and administrative expense
Stock-Based Compensation
Cash-based LTI awards compensation expense	23.8	27.1	17.8
Employee Service Cash Award Tax Benefit from Compensation Expense	$ 7.8	$ 8.6	$ 5.7
Stock Options
Stock-Based Compensation
Option expiration period	10 years
Stock Options | Ratable vesting | Non-employee Directors
Stock-Based Compensation
Vesting period	3 years
Stock Options | Ratable vesting | Employees
Stock-Based Compensation
Vesting period	4 years
Stock Options | Minimum
Stock-Based Compensation
Purchase price of common stock as a percentage of its fair market value granted to non-employee directors and employees	100.00%
Market-leveraged stock units (MSUs)
Stock-Based Compensation
Vesting period	4 years
Number of tranches represented by each vesting period | item	1
Number of tranches represented by the entire vesting period | item	4
Market-leveraged stock units (MSUs) | Ratable vesting
Stock-Based Compensation
Vesting period	4 years
Market-leveraged stock units (MSUs) | Minimum | Ratable vesting
Stock-Based Compensation
Shares issued (as a percent)	0.00%
Market-leveraged stock units (MSUs) | Maximum | Ratable vesting
Stock-Based Compensation
Shares issued (as a percent)	200.00%
Market-leveraged long-term incentive units | Ratable vesting
Stock-Based Compensation
Vesting period	4 years
Performance long-term incentive units | Cliff vesting
Stock-Based Compensation
Vesting period	3 years
Performance long-term incentive units | Minimum | Cliff vesting
Stock-Based Compensation
Shares issued (as a percent)	0.00%
Performance long-term incentive units | Maximum | Cliff vesting
Stock-Based Compensation
Shares issued (as a percent)	200.00%
Performance Units (PUs) | Cliff vesting
Stock-Based Compensation
Vesting period	3 years
Performance Units (PUs) | Minimum | Cliff vesting
Stock-Based Compensation
Shares issued (as a percent)	0.00%
Performance Units (PUs) | Maximum | Cliff vesting
Stock-Based Compensation
Shares issued (as a percent)	200.00%
Restricted Stock Units (RSUs) | Non-employee Directors
Stock-Based Compensation
Vesting period	3 years
Restricted Stock Units (RSUs) | Employees
Stock-Based Compensation
Vesting period	4 years
Unvested Stock Options, Performance Units, Restricted Stock Units and Market-leveraged stock units | Continuing operations
Stock-Based Compensation
Unrecognized compensation cost related to share based compensation cost	$ 37.0
Unrecognized compensation cost weighted average recognition period	2 years